Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating expense [text block] [Abstract]
Schedule of other operating expenses
	2019	2020	2021
	MCh$	MCh$	MCh$
Provisions and expenses for assets received in lieu of payment
Charge-off assets received in lieu of payment	—	—	418
Expenses to maintain assets received in lieu of payment	1,225	1,021	813
Provisions for assets received in lieu of payment	3,246	1,539	205
Subtotal	4,471	2,560	1,436

Provisions for contingencies
Country risk provisions	—	—	—
Other provisions	33	7	398
Subtotal	33	7	398

Other expenses
Write-offs for operating risks	5,586	10,625	13,957
Leasings operational expenses	5,111	5,430	5,346
Correspondent banks	1,569	1,804	2,614
Card administration	2,490	2,599	2,098
Expenses for charge-off leased assets recoveries	1,072	597	1,038
Others	3,518	3,055	3,468
Subtotal	19,346	24,110	28,521

Total	23,850	26,677	30,355